Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2020	$20,380	$143,201	$17,934	$181,515
Additions	—	4,378	12,041	16,419
Disposals	—	(5,546)	—	(5,546)
Reclassifications	—	13,975	(13,975)	—

Balance at December 31, 2020	$20,380	$156,008	$16,000	$192,388
Additions	—	1,694	9,897	11,591
Reclassifications	—	14,495	(14,495)	—

Balance at December 31, 2021	$20,380	$172,197	$11,402	$203,979
Additions	—	2,899	15,562	18,461
Disposals	—	(29,214)	—	(29,214)
Reclassifications	—	9,594	(9,594)	—

Balance at December 31, 2022	$20,380	$155,476	$17,370	$193,226
Accumulated amortization and impairment—
Balance at January 1, 2020	$—	$(73,399)	$—	$(73,399)
Amortization for the year	—	(25,493)	—	(25,493)
Impairment	—	—	(1,020)	(1,020)
Disposals	—	3,092	—	3,092

Balance at December 31, 2020	$—	$(95,800)	$(1,020)	$(96,820)
Amortization for the year	—	(25,410)	—	(25,410)

Balance at December 31, 2021	$—	$(121,210)	$(1,020)	$(122,230)
Amortization for the year	—	(21,655)	—	(21,655)
Disposals	—	29,214	—	29,214

Balance at December 31, 2022	$—	$(113,651)	$(1,020)	$(114,671)
Carrying amounts -
At December 31, 2020	$20,380	$60,208	$14,980	$95,568

At December 31, 2021	$20,380	$50,987	$10,382	$81,749

At December 31, 2022	$20,380	$41,825	$16,350	$78,555